Discontinued Operations	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

Note 5. Discontinued Operations

As stated in Note 1, on January 20, 2021, Legacy Appgate completed the sale of 100% of the outstanding equity interests of its formerly wholly owned subsidiary, Brainspace, for $125.0 million. We recorded a gain on the sale of Brainspace of $58.8 million. We have classified the results of Brainspace as discontinued operations in our consolidated statements of operations for all periods presented. Additionally, the related assets and liabilities associated with the discontinued operations in the prior year consolidated balance sheet are classified as discontinued operations.

The major classes of assets and liabilities attributable to discontinued operations as of December 31, 2020 are presented below (in thousands):

ASSETS
Current assets:
Cash	$27
Accounts receivable, net of allowance of $97	5,202
Contract assets	208
Deferred contract acquisition costs, current	979
Total current assets	6,416
Contract assets, noncurrent	8,419
Deferred contract acquisition costs, noncurrent	2,315
Goodwill	33,696
Intangible assets, net	15,758
Total assets	$66,604
LIABILITIES AND NET ASSETS
Current liabilities:
Accounts payable	$128
Accrued expenses	4,993
Deferred revenue	1,247
Total current liabilities	6,368
Other liabilities	180
Total liabilities	6,548
Net assets	$60,056

Total assets and total liabilities as of December 31, 2020 were classified as current assets and liabilities of discontinued operations in the December 31, 2020 consolidated balance sheet.

The major items constituting net income attributable to discontinued operations for 2021 and 2020 are presented below (in thousands):

	2021	2020
Revenue	$2,220	$17,933
Cost of revenue, exclusive of amortization shown below	142	2,492
Amortization expense	—	2,296
Total cost of revenue	142	4,788
Gross profit	2,078	13,145
Operating expenses:
Sales and marketing	240	3,397
Research and development	290	4,285
General and administrative	—	2,811
Depreciation and amortization(1)	—	1,094
Total operating expenses	530	11,587
Income from operations	1,548	1,558
Gain on the disposal of the discontinued operation	58,835	—
Other expense, net	—	(422)
Income from discontinued operations	60,383	1,136
Income tax expense of discontinued operations	(346)	—
Net income of discontinued operations, net of tax	$60,037	$1,136

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(1)        Comprises depreciation and amortization expense of direct Brainspace intangibles.